Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) item payment	Mar. 31, 2019 CNY (¥) item payment	Mar. 31, 2018 CNY (¥) payment	Mar. 31, 2017 CNY (¥) payment	Apr. 01, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Estimated useful life of the operating rights	30 years	30 years
Impairment of long-lived assets | ¥		¥ 0	¥ 0	¥ 0
Agreement with customers, blood storage period	18 years	18 years
Number of promised services | item	2	2
Number of performance obligations under the Agreement | item	2	2
Number of customer payment options | payment	3	3	3	3
Value-added tax rate (as a percent)	6.00%	6.00%
Advertising and promotion costs	$ 5,898	¥ 39,586	¥ 37,424	¥ 32,331
Number of operating segments | item	1	1
Cumulative effect of change in fair value of equity securities | $						$ 62,316
Decrease in fair value of equity securities	$ 8,512	¥ 57,125
Right-of-use-assets | ¥					¥ 6,890
Lease liabilities for operating lease | ¥					¥ 5,765
Convertible notes
Debt issuance costs, amortization period			5 years
ASU 2016-01 | Accumulated other comprehensive (loss)/income
Cumulative effect of change in fair value of equity securities						(9,285)	¥ (62,316)
ASU 2016-01 | Retained earnings
Cumulative effect of change in fair value of equity securities						$ 9,285	¥ 62,316